Other Income (Tables)	12 Months Ended
Dec. 31, 2021
Other Income [Abstract]
Other Income [text block table]
in € m.	2021	2020²	2019²
Other income (loss):
Insurance premiums	3	3	3
Net income (loss) from hedge relationships qualifying for hedge accounting	195	(214)	(635)
Remaining other income (loss)[1]	(185)	162	(40)
Total other income (loss)	13	(48)	(671)

[1] Includes net gains (losses) of € 10 million, € -59 million and € 4 million for the years ended December 31, 2021, 2020 and 2019, respectively, that are related to non-current assets and disposal groups held for sale.
[2] Prior years' comparatives aligned to presentation in the current year.